Temporary Equity	1 Months Ended
Jan. 31, 2021
Equity [Abstract]
Temporary Equity

Note 4: Temporary Equity

The Company has issued share capital of 40 thousand fully paid redeemable shares with no nominal value in exchange for $40 thousand. The shares are redeemable at any time by the Company; however, as the holder of the redeemable shares also controls the Company, the redemption option is not considered to be within the control of the Company. As a result, the redeemable shares are classified as temporary equity.